Segment information	12 Months Ended
Mar. 31, 2018
Segment Reporting [Abstract]
Segment information
Segment information
ASC 280 Disclosure about Segments of an Enterprise and Related Information, established standards for reporting information about operating segments in financial statements. Operating segments are defined as components of an enterprise engaging in business activities about which separate financial information is available that is evaluated regularly by the chief operating decision maker ("CODM") in deciding how to allocate resources and in assessing performance.
The Group's chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. Consequently, the Group operates only in one operating segment.
Geographic area information
Revenues by geographical location are as follows, based on the location of the customers:

	For the years ended March 31,
	2018	2017	2016
North America	$308,770	$266,429	$209,582
Europe (excl. UK)	295,777	235,522	157,517
UK	200,024	213,547	223,567
Russia	52,200	36,905	32,748
APAC	42,618	26,585	24,689
Other	7,377	6,573	2,649
Total revenues by geographical location	$906,766	$785,561	$650,752

17. Segment information (Continued)
Geographical information about the Group's long-lived assets is based on locations where the assets are accumulated:

	As of March March 31
	2018	2017
North America	$94,121	$133,394
Europe (excl. UK)	118,908	97,461
UK	12,538	14,238
Russia	10,886	10,030
APAC	24,563	1,230
Other and intercompany elimination	(830)	4,395
Total	$260,186	$260,748

Client Information
Revenues from the transactions with external customers with individual turnover over 10% and over 5% of total revenues are the following:

	For the years ended March 31
	2018	2017	2016
Revenues over 10% of total revenues	$314,574	$340,538	$340,189
Revenues over 5% of the total revenues	314,574	388,863	387,114